Significant Accounting Policies - Schedule of Significant Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Panama [member] | Copa Airlines [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest	99.00%	99.00%
Colombia [member] | Copa Colombia [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest	99.00%	99.00%
British Virgin Islands [member] | Oval [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest	100.00%	100.00%